Summary Of Significant Accounting Policies (Assets And Liabilities Of The Newly Consolidated Entities) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2011
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Restricted commercial mortgage loans	$ 507			$ 411
Restricted other invested assets	372			377
Accrued investment income	733			691
Borrowings related to securitization entities	494			396
Net cumulative effect adjustment to retained earnings upon adoption	(15)	6
Accumulated other comprehensive income (loss)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cumulative effect adjustment to retained earnings upon adoption	260	(349)
Securitization Entities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Restricted commercial mortgage loans	507			411
Restricted other invested assets	372			377
Accrued investment income	1			1
Total assets	880			792
Borrowings related to securitization entities	494			396
Total liabilities	644			606
Securitization Entities | Accumulated other comprehensive income (loss)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cumulative effect adjustment to retained earnings upon adoption	91
Net unrealized investment losses in accumulated other comprehensive income		91
Securitization Entities | Carrying Value
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Restricted commercial mortgage loans		564	[1]
Restricted other invested assets		409	[1]
Accrued investment income		2	[1]
Total assets		975	[1]
Other liabilities		138	[1]
Borrowings related to securitization entities		644	[1]
Total liabilities		782	[1]
Net assets and liabilities of newly consolidated entities		193	[1]
Securitization Entities | Adjustment for Election of Fair Value Option
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Restricted other invested assets		(30)	[2]
Total assets		(30)	[2]
Borrowings related to securitization entities		(80)	[2]
Total liabilities		(80)	[2]
Net assets and liabilities of newly consolidated entities		50	[2]
Securitization Entities | Amount Recorded upon Consolidation
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Restricted commercial mortgage loans		564
Restricted other invested assets		379
Accrued investment income		2
Total assets		945
Other liabilities		138
Borrowings related to securitization entities		564
Total liabilities		702
Net assets and liabilities of newly consolidated entities		243
Less: amortized cost of fixed maturity securities previously recorded		404	[3]
Cumulative effect adjustment to retained earnings upon adoption, pre-tax		(161)
Tax effect		57
Net cumulative effect adjustment to retained earnings upon adoption		$ (104)

[1]	Carrying value represents the amounts that would have been recorded in the consolidated financial statements on January 1, 2010 had we recorded the assets and liabilities in our financial statements from the date we first met the conditions for consolidation based on the criteria in the new accounting guidance.
[2]	Amount represents the difference between book value and fair value of the investments and borrowings related to consolidated securitization entities where we have elected fair value option.
[3]	Fixed maturity securities that were previously recorded had net unrealized investment losses of $91 million included in accumulated other comprehensive income (loss) as of December 31, 2009.